Derivative Financial Asset	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Derivative Financial Asset
NOTE 11. DERIVATIVE FINANCIAL ASSET

Currency Pair	Notional Amount	Contract rate	Maturity	Fair Value Gain/(Loss)
EUR/AUD	EUR 10,218,192	0.5515	28 Apr 2026	9,242

The Group holds structured foreign currency deposits via foreign currency forward contracts to manage exposure to exchange rate fluctuations. These deposits offer enhanced returns linked to the performance of specified currency pairs and may include embedded derivative features. These derivatives are not designed in hedge relationships and are therefore classified as non-hedging and are measured at f air
value.